Distributions	6 Months Ended
Jun. 30, 2024
Distributions
Distributions

Note 10. Distributions

The following table summarizes the distributions that the Master Fund declared on its Common Shares during the six months ended June 30, 2024 and June 30, 2023:

Record Date	Payment Date	Distribution Per Common Share at Record Date	Distribution Per Common Share at Payment Date	Cash Distribution
For Calendar Year 2024
June 20	June 21	$0.59000	$0.59000	$15,101
			$0.59000	$15,101

For Calendar Year 2023
March 20	March 21	$0.68000	$0.68000	$17,404
June 20	June 22	0.39000	0.39000	9,984
			$1.07000	$27,388